Revenue and other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 737,280	$ 348,439
Operating lease income	117,389	71,331
Total revenue	854,669	419,770	$ 1,210,341
Other operating income	15,141	10,255	10,112
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	359,920	136,171
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	377,360	212,268
Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	117,389	71,331
Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	546	2,879
Operating lease income	21,204	50,132
Total revenue	21,750	53,011	60,451
Other operating income	819	2,212	2,372
Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	6	(11)
Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	540	2,890
Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	21,204	50,132
Tankers | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	737,826	351,318
Operating lease income	72,296	71,331
Total revenue	810,122	422,649	1,220,843
Other operating income	12,208	10,111	9,907
Tankers | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	359,926	136,160
Tankers | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	377,900	215,158
Tankers | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	72,296	71,331
FSO | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Operating lease income	66,297	50,132
Total revenue	66,297	50,132	49,949
Other operating income	3,752	2,356	$ 2,577
FSO | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
FSO | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
FSO | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	$ 66,297	$ 50,132